Stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option transactions during the six months ended June 30, 2018 are summarized as follows:

	Number of shares (000’s)	Weighted average exercise price C$
Outstanding – beginning of period	9,175	0.38
Granted	100	0.63
Exercised	(799)	0.45
Cancelled	(1,271)	0.45
Forfeited/expired	-	-
Outstanding – end of period	7,205	0.36

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]
At June 30, 2018, the following stock options were outstanding:

Number of shares (000`s)	Vested (000`s)	Aggregate intrinsic value C$ (000’s)	Exercise price per share C$	Expiry date
785	785	233	0.26 – 0.36	Sept – Dec 2018
860	860	335	0.18	Dec 2019
1,320	1,320	369	0.28 – 0.32	July – Dec 2020
2,240	2,240	473	0.33 – 0.36	Mar – Nov 2021
1,900	1,900	92	0.52 – 0.62	May – Oct 2022
100	50	-	0.63	Feb 2023
7,205	7,155	1,502